Carillon Chartwell Small Cap Growth Fund
Schedule of Investments
September 30, 2024 (Unaudited)

COMMON STOCKS - 95.1%	Shares	Value
Aerospace & Defense - 1.6%
AAR Corp. (a)	3,346	$218,694
AeroVironment, Inc. (a)	748	149,974
		368,668

Automobile Components - 1.8%
Modine Manufacturing Co. (a)	3,040	403,682

Banks - 2.5%
Banc of California, Inc.	11,082	163,238
Pinnacle Financial Partners, Inc.	1,978	193,785
Wintrust Financial Corp.	1,968	213,587
		570,610

Biotechnology - 12.3%
ADMA Biologics, Inc. (a)	45,065	900,849
Biohaven Ltd. (a)	2,000	99,940
Ideaya Biosciences, Inc. (a)	2,581	81,766
Immunovant, Inc. (a)	3,203	91,318
Insmed, Inc. (a)	2,709	197,757
Merus NV (a)	1,125	56,205
Natera, Inc. (a)	4,628	587,525
Spyre Therapeutics, Inc. (a)	1,032	30,351
Vaxcyte, Inc. (a)	2,551	291,503
Vera Therapeutics, Inc. (a)	3,531	156,070
Viking Therapeutics, Inc. (a)	3,527	223,294
Xenon Pharmaceuticals, Inc. (a)	3,191	125,630
		2,842,208

Broadline Retail - 0.9%
Ollie's Bargain Outlet Holdings, Inc. (a)	2,220	215,784

Building Products - 1.0%
AZZ, Inc.	2,741	226,434

Chemicals - 1.5%
Avient Corp.	5,145	258,896
Cabot Corp.	752	84,051
		342,947

Commercial Services & Supplies - 1.2%
CECO Environmental Corp. (a)	5,660	159,612
Montrose Environmental Group, Inc. (a)	4,227	111,170
		270,782

Construction & Engineering - 4.2%
Comfort Systems USA, Inc.	1,303	508,626
Primoris Services Corp.	4,118	239,174
Sterling Infrastructure, Inc. (a)	1,554	225,361
		973,161

Diversified Telecommunication Services - 0.7%
AST SpaceMobile, Inc. (a)(b)	6,016	157,318

Electrical Equipment - 1.3%
Powell Industries, Inc.	1,333	295,913

Electronic Equipment, Instruments & Components - 3.8%
Coherent Corp. (a)	3,369	299,538
Fabrinet (a)	958	226,509
Itron, Inc. (a)	3,218	343,715
		869,762

Energy Equipment & Services - 1.0%
Tidewater, Inc. (a)	2,170	155,784
Weatherford International PLC	771	65,474
		221,258

Financial Services - 2.0%
NMI Holdings, Inc. (a)	7,125	293,479
Walker & Dunlop, Inc.	1,428	162,206
		455,685

Health Care Equipment & Supplies - 7.2%
Glaukos Corp. (a)	953	124,157
Lantheus Holdings, Inc. (a)	4,084	448,219
Merit Medical Systems, Inc. (a)	7,251	716,616
TransMedics Group, Inc. (a)	754	118,378
UFP Technologies, Inc. (a)	816	258,427
		1,665,797

Health Care Providers & Services - 4.9%
GeneDx Holdings Corp. (a)	7,454	316,348
RadNet, Inc. (a)	4,272	296,434
Tenet Healthcare Corp. (a)	3,108	516,549
		1,129,331

Hotel & Resort REITs - 1.8%
Ryman Hospitality Properties, Inc.	3,891	417,271

Hotels, Restaurants & Leisure - 2.9%
Boyd Gaming Corp.	3,540	228,861
Caesars Entertainment, Inc. (a)	5,365	223,935
Churchill Downs, Inc.	938	126,827
Dutch Bros, Inc. - Class A (a)	2,659	85,168
		664,791

Household Durables - 2.0%
Meritage Homes Corp.	1,286	263,720
Tri Pointe Homes, Inc. (a)	4,610	208,879
		472,599

Insurance - 2.4%
HCI Group, Inc.	706	75,584
Mercury General Corp.	3,110	195,868
Skyward Specialty Insurance Group, Inc. (a)	6,781	276,190
		547,642

Interactive Media & Services - 1.2%
Reddit, Inc. - Class A (a)	4,153	273,766

Machinery - 1.9%
Crane Co.	1,362	215,577
Oshkosh Corp.	1,290	129,271
Terex Corp.	1,942	102,751
		447,599

Media - 0.6%
Magnite, Inc. (a)	10,802	149,608

Metals & Mining - 0.7%
ATI, Inc. (a)	2,498	167,141

Oil, Gas & Consumable Fuels - 2.2%
Civitas Resources, Inc.	2,888	146,335
Gulfport Energy Corp. (a)	1,408	213,101
Matador Resources Co.	3,087	152,559
		511,995

Personal Care Products - 2.0%
BellRing Brands, Inc. (a)	4,013	243,669
elf Beauty, Inc. (a)	1,999	217,951
		461,620

Pharmaceuticals - 3.4%
Amneal Pharmaceuticals, Inc. (a)	14,867	123,693
ANI Pharmaceuticals, Inc. (a)	1,666	99,394
Aquestive Therapeutics, Inc. (a)	19,361	96,418
Axsome Therapeutics, Inc. (a)	1,005	90,319
Evolus, Inc. (a)	7,408	120,010
Intra-Cellular Therapies, Inc. (a)	2,336	170,925
Phathom Pharmaceuticals, Inc. (a)	3,964	71,669
		772,428

Professional Services - 3.9%
ExlService Holdings, Inc. (a)	5,620	214,403
Huron Consulting Group, Inc. (a)	1,478	160,659
ICF International, Inc.	1,489	248,350
Parsons Corp. (a)	2,607	270,294
		893,706

Semiconductors & Semiconductor Equipment - 7.1%
Camtek Ltd.	2,133	170,320
Credo Technology Group Holding Ltd. (a)	9,130	281,204
MACOM Technology Solutions Holdings, Inc. (a)	4,415	491,213
Onto Innovation, Inc. (a)	1,099	228,108
Power Integrations, Inc.	1,913	122,662
Rambus, Inc. (a)	7,039	297,187
Synaptics, Inc. (a)	580	44,996
		1,635,690

Software - 5.3%
Blackbaud, Inc. (a)	2,821	238,882
Clearwater Analytics Holdings, Inc. - Class A (a)	8,752	220,988
Gitlab, Inc. - Class A (a)	2,281	117,563
Manhattan Associates, Inc. (a)	1,531	430,793
Tenable Holdings, Inc. (a)	5,408	219,132
		1,227,358

Specialty Retail - 2.9%
Abercrombie & Fitch Co. - Class A (a)	1,648	230,555
American Eagle Outfitters, Inc.	4,382	98,113
Burlington Stores, Inc. (a)	661	174,160
Foot Locker, Inc.	6,154	159,020
		661,848

Trading Companies & Distributors - 6.9%
Applied Industrial Technologies, Inc.	1,889	421,493
FTAI Aviation Ltd.	6,110	812,019
Herc Holdings, Inc.	1,440	229,579
SiteOne Landscape Supply, Inc. (a)	900	135,819
		1,598,910
TOTAL COMMON STOCKS (Cost $14,614,087)		21,913,312

SHORT-TERM INVESTMENTS - 0.7%
Money Market Funds - 0.7%	Shares
First American Government Obligations Fund - Class X, 4.82% (c)	154,830	154,830
TOTAL SHORT-TERM INVESTMENTS (Cost $154,830)		154,830

TOTAL INVESTMENTS - 95.8% (Cost $14,768,917)		22,068,142
Other Assets in Excess of Liabilities - 4.2%		971,799
TOTAL NET ASSETS - 100.0%		$23,039,941

Percentages are stated as a percent of net assets.

NV - Naamloze Vennootschap
PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of September 30, 2024. The total market value of these securities was $155,723 which represented 0.7% of net assets.
(c)	The rate shown represents the 7-day effective yield as of September 30, 2024. Investment made with cash collateral received for securities on loan.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

Summary of Fair Value Disclosure as of September 30, 2024 (Unaudited)

Carillon Chartwell Small Cap Growth Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$21,913,312	$–	$–	$21,913,312
Money Market Funds	154,830	–	–	154,830
Total Investments	$22,068,142	$–	$–	$22,068,142

Refer to the Schedule of Investments for further disaggregation of investment categories.